SHARE CAPITAL (Details)	1 Months Ended				12 Months Ended
	Jul. 31, 2020 USD ($) shares	Oct. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Aug. 31, 2018 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2020 ₪ / shares shares	May 31, 2020 $ / shares shares	Jun. 30, 2019 $ / shares shares	May 31, 2018 shares
Disclosure of classes of share capital [line items]
Authorized ordinary shares								800,000,000		600,000,000
ADSs
Disclosure of classes of share capital [line items]
Number of shares issued			2,857,143	4,166,667
Proceeds from issuance of shares, gross | $			$ 20,000,000	$ 25,000,000
Proceeds from issuance of shares | $			$ 18,400,000	$ 23,500,000
Number of shares issued			2,857,143	4,166,667
ATM Program | ADSs
Disclosure of classes of share capital [line items]
Number of shares issued							2,837,038
Share issue related costs | $					$ 600,000
Number of shares issued							2,837,038
Average share price | $ / shares					$ 8.62
Share issuance expenses | $					$ 600,000
Sales proceeds from issuance of shares | $					23,800,000
ATM Program | ADSs | Maximum
Disclosure of classes of share capital [line items]
Proceeds from issuance of shares, gross | $					60,000,000
Ordinary shares
Disclosure of classes of share capital [line items]
Par value per share | (per share)							₪ 0.01	$ 0.01	$ 0.01
Authorized ordinary shares						594,000,000	794,000,000	794,000,000	594,000,000
Issued and paid ordinary shares						352,696,000	383,981,000
Ordinary shares | ADSs | Cosmo Pharmaceuticals N.V.
Disclosure of classes of share capital [line items]
Number of shares issued		5,185,715
Proceeds from issuance of shares | $		$ 36,300,000
Number of shares issued		5,185,715
Ordinary shares | ADSs | Cosmo Technologies Ltd.
Disclosure of classes of share capital [line items]
Number of shares issued		1,714,286
Number of shares issued		1,714,286
Ordinary shares | ADSs | DSI
Disclosure of classes of share capital [line items]
Number of shares issued	283,387
Proceeds from issuance of shares | $	$ 2,000,000
Number of shares issued	283,387
Ordinary shares | Stock Options
Disclosure of classes of share capital [line items]
Number of shares issued						8,750	8,156
Proceeds from exercise of options | $					$ 52,000	$ 5,000
Number of shares issued						8,750	8,156
Preferred shares
Disclosure of classes of share capital [line items]
Par value per share | $ / shares								$ 0.01	$ 0.01
Authorized ordinary shares								6,000,000	6,000,000
Authorized preferred shares (reserved)						6,000,000	6,000,000